SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Share-based compensation expenses	$ 5,862	$ 130
Depreciation	25	45
Total	6,756	973
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	1,154	304
Share-based compensation expenses	3,438	52
Professional services	1,632	386
Depreciation	25	45
Rent and maintenance	89	86
Patent registration	43	22
Travel expenses	106	31
Other	269	47
Total	$ 6,756	$ 973